Leases	12 Months Ended
Dec. 31, 2022
Southland Holdings [Member]
Leases

12.	Leases

We have operating and finance leases for corporate offices, construction site related real estate, and construction equipment.

The components of lease cost for the years ended December 31, 2022, December 31, 2021, and December 31, 2020, are as follows:

	For the Year Ended
(Amounts in thousands)	December 31, 2022	December 31, 2021	December 31, 2020
Finance leases
Amortization of finance leases	$7,580	$4,912	$4,538
Interest on lease liabilities	547	749	856
Total finance lease cost	8,127	5,661	5,394
Operating lease cost	18,874	18,962	12,119
Short-term lease cost	22,710	21,134	18,072
Total lease cost	$49,711	$45,757	$35,585

Lease costs for the years ended December 31, 2022, December 31, 2021, and December 31, 2020, included minimum rental payments under operating leases recognized on a straight-line basis over the term of the lease.

Other information related to leases for the years ended December 31, 2022, and December 31, 2021, and December 31, 2020, are as follows:

	Year Ended
(Amounts in thousands)	December 31, 2022	December 31, 2021	December 31, 2020
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	$18,769	$18,946	$12,164
Financing cash flows for finance leases	547	749	856
Operating cash flows for finance leases	8,157	4,716	4,124
Operating leases
ROU assets obtained in exchange for lease liabilities	19,558	12,391	12,854
Finance leases
ROU assets obtained in exchange for lease liabilities	-	3,660	22,479

Additional information related to our operating leases for the year ended December 31, 2022, is as follows:

Weighted average remaining lease term (in years)	1.6
Weighted average discount rate	3.00%

Additional information related to our finance leases for the year ended December 31, 2022, is as follows:

Weighted average remaining lease term (in years)	2.0
Weighted average discount rate	4.80%

The following tables set forth supplemental consolidated balance sheets information related to operating and finance leases as of December 31, 2022, and December 31, 2021:

	Year Ended
(Amounts in thousands)	December 31, 2022	December 31, 2021
Operating leases
Operating lease right-of-use assets	$16,893	$15,816
Short-term operating lease liabilities	11,844	11,891
Long-term operating lease liabilities	4,696	3,430
Total operating lease liabilities	16,540	15,321
Finance leases
Property and equipment	25,890	26,243
Accumulated amortization	(17,231)	(9,770)
Property and equipment, net	8,659	16,473
Short-term lease liabilities	4,728	8,157
Long-term lease liabilities	5,336	10,066
Total finance lease liabilities	$10,064	$18,223

Maturities of non-cancellable operating and financing leases as of December 31, 2022, are summarized in the table below:

	Year Ended
(Amounts in thousands)	Finance Leases	Operating Leases	Total
2023	$5,066	$12,124	$17,190
2024	5,037	3,406	8,443
2025	419	1,020	1,439
2026	-	196	196
2027	-	149	149
Thereafter	-	38	38
Total	10,522	16,933	27,455
Less: present value discount	(458)	(393)	(851)
Lease liability	$10,064	$16,540	$26,604

Practical Expedients

We elected the package of practical expedients for adoption of the leases standard permitted under the transition guidance. The expedients allow us to carry forward historical lease classification, indirect costs, and the original determination of whether or not a contract contained an embedded lease.